Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $.01 par value per share
Amount Registered | shares	3,901,260
Proposed Maximum Offering Price per Unit	108.79
Maximum Aggregate Offering Price	$ 424,418,075.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 36,924.37
Offering Note	(1) Includes up to 3,901,260 common shares of beneficial interest, $.01 par value per share ("Common Shares"), of Federal Realty Investment Trust issuable in exchange for 3.500% Exchangeable Senior Notes due 2031 of Federal Realty OP LP, assuming a maximum exchange rate of 8.4810 Common Shares per $1,000 principal amount of notes. (2) Estimated solely for the purpose of calculating the registration fee, based on the average ($108.79 per share) of the high ($109.55 per share) and low ($108.03 per share) prices of the Common Shares on the New York Stock Exchange on October 28, 2026, which date is within five business days prior to filing this Prospectus Supplement, in accordance with Rule 457(c).